Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method
a)	The investments of the Group accounted for using the equity method and their changes during the years ended December 31, 2020 and 2019, are detailed as follows:

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of
Taxpayer ID					Ownership Interest	1/1/2020	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2020
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	1,220	—	475	(345)	(252)	—	—	(103)	995
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	186	—	28	—	(54)	—	(75)	48	133
Foreigner	Central Térmica Manuel Belgrano (1)	Associate	Argentina	Argentine peso	—	32	—	687	(483)	(9)	—	(227)	—	—
Foreigner	Central Térmica San Martin (1)	Associate	Argentina	Argentine peso	—	249	—	732	(548)	(72)	—	(361)	—	—
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	291	—	1,211	(481)	(84)	—	208	—	1,145
					TOTAL	1,978	—	3,133	(1,857)	(471)	—	(455)	(55)	2,273

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of
Taxpayer ID					Ownership Interest	1/1/2019	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2019
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	556	—	(227)	—	(362)	—	668	585	1,220
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	236	—	20	(62)	(87)	—	—	79	186
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	868	—	117	(631)	(322)	—	—	—	32
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	931	—	165	(501)	(346)	—	—	—	249
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	5	—	508	(220)	(2)	—	—	—	291
					TOTAL	2,596	—	583	(1,414)	(1,119)	—	668	664	1,978

(1) During November 2020, all conditions were met to allow the Argentine government to enter into the ownership of the Manuel Belgrano Thermal Power Plant and the San Martin Thermal Power Plant. This situation caused the Group to lose significant influence in those plants (see Note 35.6).

Summary of Financial Information from Financial Statements of Investments in Associates

The following tables set forth financial information as of December 31, 2020 and 2019, from the financial statements of the investments in associates where the Group has significant influence:

	December 31, 2020
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	3,975	1,314	866	1,437	3,388	(1,963)	1,425	(755)	670

	December 31, 2019
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	4,831	1,323	932	1,562	3,085	(4,155)	(1,070)	(1,585)	(2,655)